Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000029837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Convertible Securities Fund Class A (including sales charges) ($31,706)
Average Annual Return, Percent	19.79%	2.97%	12.23%
C000029839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Convertible Securities Fund Class C (including sales charges) ($31,210)
Average Annual Return, Percent	25.10%	3.41%	12.05%
C000253703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Convertible Securities Fund Class S ($33,777)
C000122575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Convertible Securities Fund Institutional 2 Class ($34,700)
C000149202
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Convertible Securities Fund Institutional 3 Class ($34,871)
C000029840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Convertible Securities Fund Institutional Class ($34,488)
C000029865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Equity Fund Class A (including sales charges) ($36,486)
Average Annual Return, Percent	5.54%	11.31%	13.82%
C000029867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Equity Fund Class C (including sales charges) ($35,897)
Average Annual Return, Percent	10.11%	11.77%	13.63%
C000253706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Equity Fund Class S ($39,658)
C000122583
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Equity Fund Institutional 2 Class ($39,970)
C000173198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Equity Fund Institutional 3 Class ($40,085)
C000029868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Equity Fund Institutional Class ($39,650)
C000030031
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Enhanced Core Fund Class A ($39,275)
C000030032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Enhanced Core Fund Class R ($38,319)
C000253708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Enhanced Core Fund Class S ($39,416)
C000079027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Enhanced Core Fund Institutional 3 Class ($40,906)
C000030033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Enhanced Core Fund Institutional Class ($40,277)
C000029874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Growth Opportunity Fund Class A (including sales charges) ($36,737)
Average Annual Return, Percent	4.58%	6.61%	13.90%
C000175686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Growth Opportunity Fund Class R ($38,010)
C000253707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Growth Opportunity Fund Class S ($39,116)
C000136868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Growth Opportunity Fund Institutional 2 Class ($40,230)
C000171353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Growth Opportunity Fund Institutional 3 Class ($40,263)
C000029877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Growth Opportunity Fund Institutional Class ($39,971)
C000030051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Index Fund Class A ($40,388)
C000122593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Index Fund Institutional 2 Class ($41,416)
C000173199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Index Fund Institutional 3 Class ($41,424)
C000030053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Large Cap Index Fund Institutional Class ($41,410)
C000030054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mid Cap Index Fund Class A ($29,955)
C000122594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mid Cap Index Fund Institutional 2 Class ($30,696)
C000173200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mid Cap Index Fund Institutional 3 Class ($30,700)
C000030055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Mid Cap Index Fund Institutional Class ($30,710)
C000059843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Value Fund Class A (including sales charges) ($28,459)
Average Annual Return, Percent	42.40%	13.21%	11.03%
C000059844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Value Fund Class C (including sales charges) ($28,041)
Average Annual Return, Percent	48.89%	13.72%	10.86%
C000059845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Value Fund Class R ($29,516)
C000253709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Value Fund Class S ($31,004)
C000159975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Value Fund Institutional 2 Class ($31,332)
C000159976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Value Fund Institutional 3 Class ($31,502)
C000059846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Value Fund Institutional Class ($31,003)
C000029850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Value Fund Class A (including sales charges) ($30,402)
Average Annual Return, Percent	20.45%	10.86%	11.76%
C000029852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Value Fund Class C (including sales charges) ($29,943)
Average Annual Return, Percent	25.82%	11.33%	11.59%
C000029853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Value Fund Class R ($31,469)
C000253704
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Value Fund Class S ($32,370)
C000122577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Value Fund Institutional 2 Class ($33,414)
C000079026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Value Fund Institutional 3 Class ($33,560)
C000029854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Mid Cap Value Fund Institutional Class ($33,054)
C000030056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Index Fund Class A ($27,758)
C000122595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Index Fund Institutional 2 Class ($28,460)
C000173201
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Index Fund Institutional 3 Class ($28,409)
C000030057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Index Fund Institutional Class ($28,468)
C000029855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value and Inflection Fund Class A (including sales charges) ($25,685)
Average Annual Return, Percent	13.60%	6.96%	9.89%
C000029858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value and Inflection Fund Class R ($26,572)
C000253705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value and Inflection Fund Class S ($27,353)
C000122579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value and Inflection Fund Institutional 2 Class ($28,356)
C000122580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value and Inflection Fund Institutional 3 Class ($28,492)
C000029859
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value and Inflection Fund Institutional Class ($27,929)
Without Sales Load [Member] | C000029837
Average Annual Return [Line Items]
Average Annual Return, Percent	27.07%	4.19%	12.90%
Without Sales Load [Member] | C000029839
Average Annual Return [Line Items]
Average Annual Return, Percent	26.10%	3.41%	12.05%
Without Sales Load [Member] | C000253703
Average Annual Return [Line Items]
Average Annual Return, Percent	27.40%	4.28%	12.94%
Without Sales Load [Member] | C000122575
Average Annual Return [Line Items]
Average Annual Return, Percent	27.44%	4.50%	13.25%
Without Sales Load [Member] | C000149202
Average Annual Return [Line Items]
Average Annual Return, Percent	27.53%	4.56%	13.30%
Without Sales Load [Member] | C000029840
Average Annual Return [Line Items]
Average Annual Return, Percent	27.40%	4.46%	13.18%
Without Sales Load [Member] | C000029865
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	12.63%	14.49%
Without Sales Load [Member] | C000029867
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	11.77%	13.63%
Without Sales Load [Member] | C000253706
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	12.91%	14.77%
Without Sales Load [Member] | C000122583
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%	12.98%	14.86%
Without Sales Load [Member] | C000173198
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%	13.02%	14.89%
Without Sales Load [Member] | C000029868
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%	12.90%	14.77%
Without Sales Load [Member] | C000030031
Average Annual Return [Line Items]
Average Annual Return, Percent	15.77%	14.14%	14.66%
Without Sales Load [Member] | C000030032
Average Annual Return [Line Items]
Average Annual Return, Percent	15.47%	13.85%	14.38%
Without Sales Load [Member] | C000253708
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%	14.22%	14.70%
Without Sales Load [Member] | C000079027
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%	14.62%	15.13%
Without Sales Load [Member] | C000030033
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%	14.43%	14.95%
Without Sales Load [Member] | C000029874
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%	7.89%	14.58%
Without Sales Load [Member] | C000175686
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%	7.60%	14.29%
Without Sales Load [Member] | C000253707
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%	7.96%	14.61%
Without Sales Load [Member] | C000136868
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%	8.21%	14.94%
Without Sales Load [Member] | C000171353
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%	8.26%	14.95%
Without Sales Load [Member] | C000029877
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	8.14%	14.86%
Without Sales Load [Member] | C000030051
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%	13.68%	14.98%
Without Sales Load [Member] | C000122593
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	13.97%	15.27%
Without Sales Load [Member] | C000173199
Average Annual Return [Line Items]
Average Annual Return, Percent	16.71%	13.97%	15.27%
Without Sales Load [Member] | C000030053
Average Annual Return [Line Items]
Average Annual Return, Percent	16.72%	13.97%	15.27%
Without Sales Load [Member] | C000030054
Average Annual Return [Line Items]
Average Annual Return, Percent	16.71%	8.62%	11.60%
Without Sales Load [Member] | C000122594
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%	8.89%	11.87%
Without Sales Load [Member] | C000173200
Average Annual Return [Line Items]
Average Annual Return, Percent	17.04%	8.89%	11.87%
Without Sales Load [Member] | C000030055
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%	8.89%	11.87%
Without Sales Load [Member] | C000059843
Average Annual Return [Line Items]
Average Annual Return, Percent	51.05%	14.56%	11.69%
Without Sales Load [Member] | C000059844
Average Annual Return [Line Items]
Average Annual Return, Percent	49.89%	13.72%	10.86%
Without Sales Load [Member] | C000059845
Average Annual Return [Line Items]
Average Annual Return, Percent	50.66%	14.30%	11.43%
Without Sales Load [Member] | C000253709
Average Annual Return [Line Items]
Average Annual Return, Percent	51.46%	14.85%	11.98%
Without Sales Load [Member] | C000159975
Average Annual Return [Line Items]
Average Annual Return, Percent	51.52%	14.95%	12.10%
Without Sales Load [Member] | C000159976
Average Annual Return [Line Items]
Average Annual Return, Percent	51.58%	15.02%	12.16%
Without Sales Load [Member] | C000059846
Average Annual Return [Line Items]
Average Annual Return, Percent	51.46%	14.85%	11.98%
Without Sales Load [Member] | C000029850
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%	12.18%	12.43%
Without Sales Load [Member] | C000029852
Average Annual Return [Line Items]
Average Annual Return, Percent	26.82%	11.33%	11.59%
Without Sales Load [Member] | C000029853
Average Annual Return [Line Items]
Average Annual Return, Percent	27.40%	11.88%	12.15%
Without Sales Load [Member] | C000253704
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%	12.25%	12.46%
Without Sales Load [Member] | C000122577
Average Annual Return [Line Items]
Average Annual Return, Percent	28.15%	12.54%	12.82%
Without Sales Load [Member] | C000079026
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	12.60%	12.87%
Without Sales Load [Member] | C000029854
Average Annual Return [Line Items]
Average Annual Return, Percent	28.02%	12.44%	12.70%
Without Sales Load [Member] | C000030056
Average Annual Return [Line Items]
Average Annual Return, Percent	17.44%	5.57%	10.75%
Without Sales Load [Member] | C000122595
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%	5.84%	11.03%
Without Sales Load [Member] | C000173201
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	5.85%	11.01%
Without Sales Load [Member] | C000030057
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%	5.85%	11.03%
Without Sales Load [Member] | C000029855
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%	8.23%	10.55%
Without Sales Load [Member] | C000029858
Average Annual Return [Line Items]
Average Annual Return, Percent	20.28%	7.95%	10.27%
Without Sales Load [Member] | C000253705
Average Annual Return [Line Items]
Average Annual Return, Percent	20.83%	8.31%	10.59%
Without Sales Load [Member] | C000122579
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%	8.66%	10.99%
Without Sales Load [Member] | C000122580
Average Annual Return [Line Items]
Average Annual Return, Percent	21.11%	8.70%	11.04%
Without Sales Load [Member] | C000029859
Average Annual Return [Line Items]
Average Annual Return, Percent	20.82%	8.50%	10.82%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,608)
Average Annual Return, Percent	16.73%	13.32%	15.32%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,608)
Average Annual Return, Percent	16.73%	13.32%	15.32%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,608)
Average Annual Return, Percent	16.73%	13.32%	15.32%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,608)
Average Annual Return, Percent	16.73%	13.32%	15.32%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,608)
Average Annual Return, Percent	16.73%	13.32%	15.32%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($41,608)
Average Annual Return, Percent	16.73%	13.32%	15.32%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($42,249)
Average Annual Return, Percent	16.99%	14.19%	15.50%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($26,545)
Average Annual Return, Percent	34.63%	10.78%	10.26%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($26,545)
Average Annual Return, Percent	34.63%	10.78%	10.26%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($26,545)
Average Annual Return, Percent	34.63%	10.78%	10.26%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($26,545)
Average Annual Return, Percent	34.63%	10.78%	10.26%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($26,545)
Average Annual Return, Percent	34.63%	10.78%	10.26%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($26,545)
Average Annual Return, Percent	34.63%	10.78%	10.26%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($26,545)
Average Annual Return, Percent	34.63%	10.78%	10.26%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,728)
Average Annual Return, Percent	17.02%	12.80%	15.08%
Columbia Threadneedle: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index ($32,767)
Average Annual Return, Percent	24.77%	5.09%	12.60%
Columbia Threadneedle: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index ($32,767)
Average Annual Return, Percent	24.77%	5.09%	12.60%
Columbia Threadneedle: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index ($32,767)
Average Annual Return, Percent	24.77%	5.09%	12.60%
Columbia Threadneedle: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index ($32,767)
Average Annual Return, Percent	24.77%	5.09%	12.60%
Columbia Threadneedle: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index ($32,767)
Average Annual Return, Percent	24.77%	5.09%	12.60%
Columbia Threadneedle: ICE BofA US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index ($32,767)
Average Annual Return, Percent	24.77%	5.09%	12.60%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($53,356)
Average Annual Return, Percent	14.78%	14.36%	18.23%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($53,356)
Average Annual Return, Percent	14.78%	14.36%	18.23%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($53,356)
Average Annual Return, Percent	14.78%	14.36%	18.23%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($53,356)
Average Annual Return, Percent	14.78%	14.36%	18.23%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($53,356)
Average Annual Return, Percent	14.78%	14.36%	18.23%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($53,356)
Average Annual Return, Percent	14.78%	14.36%	18.23%
Columbia Threadneedle: S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($31,364)
Average Annual Return, Percent	17.24%	9.10%	12.11%
Columbia Threadneedle: S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($31,364)
Average Annual Return, Percent	17.24%	9.10%	12.11%
Columbia Threadneedle: S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($31,364)
Average Annual Return, Percent	17.24%	9.10%	12.11%
Columbia Threadneedle: S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($31,364)
Average Annual Return, Percent	17.24%	9.10%	12.11%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($28,590)
Average Annual Return, Percent	46.09%	15.06%	11.08%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($28,590)
Average Annual Return, Percent	46.09%	15.06%	11.08%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($28,590)
Average Annual Return, Percent	46.09%	15.06%	11.08%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($28,590)
Average Annual Return, Percent	46.09%	15.06%	11.08%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($28,590)
Average Annual Return, Percent	46.09%	15.06%	11.08%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($28,590)
Average Annual Return, Percent	46.09%	15.06%	11.08%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($28,590)
Average Annual Return, Percent	46.09%	15.06%	11.08%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,181)
Average Annual Return, Percent	19.33%	10.17%	11.30%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,181)
Average Annual Return, Percent	19.33%	10.17%	11.30%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,181)
Average Annual Return, Percent	19.33%	10.17%	11.30%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,181)
Average Annual Return, Percent	19.33%	10.17%	11.30%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,181)
Average Annual Return, Percent	19.33%	10.17%	11.30%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,181)
Average Annual Return, Percent	19.33%	10.17%	11.30%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($29,181)
Average Annual Return, Percent	19.33%	10.17%	11.30%
Columbia Threadneedle: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($29,000)
Average Annual Return, Percent	17.89%	6.06%	11.23%
Columbia Threadneedle: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($29,000)
Average Annual Return, Percent	17.89%	6.06%	11.23%
Columbia Threadneedle: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($29,000)
Average Annual Return, Percent	17.89%	6.06%	11.23%
Columbia Threadneedle: S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($29,000)
Average Annual Return, Percent	17.89%	6.06%	11.23%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($28,130)
Average Annual Return, Percent	24.95%	7.67%	10.90%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($28,130)
Average Annual Return, Percent	24.95%	7.67%	10.90%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($28,130)
Average Annual Return, Percent	24.95%	7.67%	10.90%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($28,130)
Average Annual Return, Percent	24.95%	7.67%	10.90%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($28,130)
Average Annual Return, Percent	24.95%	7.67%	10.90%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($28,130)
Average Annual Return, Percent	24.95%	7.67%	10.90%